Prepaid expenses and other receivables and assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 1,551	$ 1,308
Accounts receivable	2,498	2,834
Brokerage firm receivables	5,287	7,023
Deposits and other receivables	1,706	1,902
Total	$ 11,042	$ 13,067